SUPPLEMENTAL CASH FLOW INFORMATION - Disclosure of detailed information about supplemental cash flow information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Detailed Information About Supplemental Cash Flow Information [Abstract]
Depreciation included in exploration and evaluation assets	$ 63,579	$ 65,173	$ 42,093
Fees paid by common shares, stock options or warrants	$ 229,947	$ 38,359	$ 231,095